Supplement dated October 8, 2002 to Prospectuses dated May 1, 2002 for the
Pacific Select Variable Annuity, Pacific Select Variable Annuity II,
Pacific One, Pacific One Select, Odyssey,
Pacific Innovations, Pacific Innovations Select, and Pacific Value,
variable annuity contracts issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following:

Advisory Fees for the I-Net Tollkeeper and Emerging Markets Portfolios will be reduced.
Effective November 1, 2002, the I-Net Tollkeeper Advisory Fee will be reduced to 1.25% of average daily net assets.

Effective January 1, 2003, the Emerging Markets Advisory Fee will be reduced to 1.00% of average daily net assets.

The Large-Cap Core Variable Investment Option will change its name and the underlying Portfolio’s main investments will change.
Effective January 1, 2003, the name of the Large-Cap Core Variable Investment Option will be changed to Main Street® Core Variable Investment Option.

This will reflect a change in name of the underlying Large-Cap Core Portfolio. Any reference to the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus, Statement of Additional Information, and/or Supplement will be revised to be the Main Street Core Portfolio, Subaccount, or Variable Investment Option.

Effective January 1, 2003, the Main Street® Core Portfolio’s main investments will be: Equity Securities of large U.S. companies.

The Portfolio Managers for the Multi-Strategy, Main Street® Core, and Emerging Markets Portfolios will change.	Effective January 1, 2003, OppenheimerFunds, Inc. will become the Portfolio Manager of the Multi-Strategy, Main Street Core and Emerging Markets Portfolios.

VASUPP1002

Supplement dated October 8, 2002 to the Prospectus dated May 1, 2002 for the Pacific Value for Prudential Securities, a
variable annuity contract issued by Pacific Life Insurance Company

Capitalized terms used in this Supplement are defined in the Prospectus referred to above unless otherwise defined herein. “We,” “us”, or “our” refer to Pacific Life Insurance Company; “you” or “your” refer to the Contract Owner.

This supplement changes the Prospectus to reflect the following:

Advisory Fees for the I-Net Tollkeeper and Emerging Markets Portfolios will be reduced.
Effective November 1, 2002, the I-Net Tollkeeper Advisory Fee will be reduced to 1.25% of average daily net assets.

Effective January 1, 2003, the Emerging Markets Advisory Fee will be reduced to 1.00% of average daily net assets.

The Large-Cap Core Variable Investment Option will change its name and the underlying Portfolio’s main investments will change.
Effective January 1, 2003, the name of the Large-Cap Core Variable Investment Option will be changed to Main Street® Core Variable Investment Option.

This will reflect a change in name of the underlying Large-Cap Core Portfolio. Any reference to the Large-Cap Core Portfolio, Subaccount, or Variable Investment Option throughout the Prospectus, Statement of Additional Information, and/or Supplement will be revised to be the Main Street Core Portfolio, Subaccount, or Variable Investment Option.

Effective January 1, 2003, the Main Street Core Portfolio’s main investments will be: Equity Securities of large U.S. companies.

The Portfolio Managers for the Multi-Strategy, Main Street® Core, and Emerging Markets Portfolios will change.	Effective January 1, 2003, OppenheimerFunds, Inc. will become the Portfolio Manager of the Multi-Strategy, Main Street Core, and Emerging Markets Portfolios.

PVPSUP1002